Other commitments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about lease expenses (text block)

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Expense	75	89	115
Total	75	89	115